General Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Significant Subsidiaries
The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2015.

Name	Jurisdiction of Formation	Purpose
VTTI MLP Holdings Ltd.	United Kingdom	Holding company of VTTI Operating
VTTI MLP BV ("VTTI Operating")	The Netherlands	Holding company
Eurotank Belgium B.V.	The Netherlands	Holding company of ATPC
ATPC Terminal N.V. (“ATPC”)	Belgium	Terminal in Antwerp
VTTI Nederland B.V.	The Netherlands	Holding company of the Netherlands terminals
Euro Tank Terminal B.V. (“ETT”)	The Netherlands	Terminal in Rotterdam
Eurotank Amsterdam B.V. (“ETA”)	The Netherlands	Terminal in Amsterdam
ETT Jetty Operations B.V.	The Netherlands	Jetty operations at ETT
ETT Pipeline Operations B.V.	The Netherlands	Pipeline operations at ETT
VTTI Americas B.V.	The Netherlands	Holding company of SC
Seaport Canaveral Corp. (“SC”)	USA	Terminal in Canaveral, Florida
Fosco Holding Ltd	Bermuda	Holding company of Fujairah terminal
VTTI Fujairah Terminals Ltd (“FTL”)	United Arab Emirates	Terminal in Fujairah
VTTI SE Asia B.V.	The Netherlands	Holding company of ATB
ATT Tanjung Bin Sdn. Bhd (“ATB”)	Malaysia	Terminal in Johore

Schedule of Restatement
The impact on each of the relevant financial statement lines is as follows:

	(in US$ millions, except per unit data)
Financial Statement Line Item	2014 As Previously Reported	2014 As Restated
Statement of operations
Income tax expense	16.3	24.4
Net income	65.0	56.9
Non-controlling interest	20.9	15.7
Net income attributable to VTTI Energy Partners LP owners	44.1	41.2
Earnings per unit
Common	0.2313	0.1607
Subordinated	0.2313	0.1607
General Partner	0.2313	0.1607
Statement of comprehensive income
Total comprehensive income	50.5	42.4
Non-controlling interest	14.3	9.1
Total comprehensive income attributable to VTTI Energy Partners LP owners	4.9	2.0
Balance Sheet
Deferred taxes - non-current	33.0	41.1
Total non-current liabilities	719.4	727.5
Total liabilities	777.3	785.4
Partners Capital
Common unitholders	141.7	140.3
Subordinated unitholders	141.7	140.3
General partner	5.7	5.6
Total partners capital	289.1	280.2
Non-controlling interest	552.1	546.9
Total equity	835.2	827.1